CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2014	Dec. 31, 2013
Partners' capital:
Series A convertible preferred units outstanding	11,850,374
Common Units
Partners' capital:
Limited Partner, units outstanding	23,800,943	12,253,985
Subordinated Limited Partners [Member]
Partners' capital:
Limited Partner, units outstanding	12,213,713	12,213,713
Redeemable
Partners' capital:
Series A convertible preferred units issued	14,889,078	1,769,915
Series A convertible preferred units outstanding	14,889,078	1,769,915